Supplemental Cash Flow Information (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Cash Flow Information [Abstract]
Net cash paid for taxes	$ 194	$ 253	$ 200
Cash paid for interest	$ 444	$ 378	$ 327